Operating expenses - Disclosure of research and development expenses (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Operating expenses	€ 82,755	€ 51,514	€ 178,538	€ 138,325
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Sub-contracting, studies and research	28,017	33,271	87,309	80,553
Personnel costs	23,528	4,868	34,835	14,659
Consulting and professional fees	3,029	4,156	8,877	9,644
Intellectual property fees	443	493	920	1,434
Other research and development expenses	399	497	1,421	1,646
Operating expenses	€ 55,416	€ 43,286	€ 133,362	€ 107,936